Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Valuation Method of the Company’s Financial Instruments

The following provides the valuation method of the Company’s financial instruments as at March 31, 2025 and 2024:

		As at March 31,
	Level	2025	2024
Cash	1	$951,807	$1,704,908
Reclamation deposits	1	$11,000	$11,000
Marketable securities	1	$123,912	$187,425
Financial liabilities	1	$701,654	$491,452